Risks and Concentration - Customers And Vendors Concentration (Details)	12 Months Ended
	Mar. 31, 2026 customer item	Mar. 31, 2025 customer item	Mar. 31, 2024 customer item
Customer concentration risk | Total revenues | Non-related party
Risks and Concentration
Number of customers	2	3	3
Customer concentration risk | Total revenues | Non-related party | Customer one
Risks and Concentration
Concentration risk percentage (in %)	28.90%	23.50%	18.40%
Customer concentration risk | Total revenues | Non-related party | Customer two
Risks and Concentration
Concentration risk percentage (in %)	26.00%	21.60%	17.10%
Customer concentration risk | Total revenues | Non-related party | Customer three
Risks and Concentration
Concentration risk percentage (in %)		16.00%	13.00%
Customer concentration risk | Total revenues | Related party
Risks and Concentration
Number of customers	1	1	1
Customer concentration risk | Total revenues | Related party | Customer one
Risks and Concentration
Concentration risk percentage (in %)	27.50%	27.80%	20.40%
Customer concentration risk | Total accounts receivable
Risks and Concentration
Number of customers	2	3
Customer concentration risk | Total accounts receivable | Customer one
Risks and Concentration
Concentration risk percentage (in %)	30.10%	31.00%
Customer concentration risk | Total accounts receivable | Customer two
Risks and Concentration
Concentration risk percentage (in %)	24.90%	26.30%
Customer concentration risk | Total accounts receivable | Customer three
Risks and Concentration
Concentration risk percentage (in %)	42.40%	15.10%
Customer concentration risk | Total accounts receivable | Customer four
Risks and Concentration
Concentration risk percentage (in %)		22.80%
Customer concentration risk | Total accounts receivable | Related party
Risks and Concentration
Number of customers	1	1
Vendor concentration risk | Total purchases
Risks and Concentration
Number of vendors | item	3	4	4
Vendor concentration risk | Total purchases | Vendor one
Risks and Concentration
Concentration risk percentage (in %)	31.00%	23.40%	22.60%
Vendor concentration risk | Total purchases | Vendor two
Risks and Concentration
Concentration risk percentage (in %)	27.90%	23.30%	17.70%
Vendor concentration risk | Total purchases | Vendor three
Risks and Concentration
Concentration risk percentage (in %)	18.30%	13.00%	10.80%
Vendor concentration risk | Total purchases | Vendor four
Risks and Concentration
Concentration risk percentage (in %)		10.00%	10.10%
Vendor concentration risk | Total advances to vendors
Risks and Concentration
Number of vendors | item	2	2
Vendor concentration risk | Total advances to vendors | Vendor one
Risks and Concentration
Concentration risk percentage (in %)	50.40%	44.90%
Vendor concentration risk | Total advances to vendors | Vendor two
Risks and Concentration
Concentration risk percentage (in %)	48.80%	39.60%
Vendor concentration risk | Total accounts payable
Risks and Concentration
Number of vendors | item	3	4
Vendor concentration risk | Total accounts payable | Vendor one
Risks and Concentration
Concentration risk percentage (in %)	41.70%	40.50%
Vendor concentration risk | Total accounts payable | Vendor two
Risks and Concentration
Concentration risk percentage (in %)	14.90%	14.70%
Vendor concentration risk | Total accounts payable | Vendor three
Risks and Concentration
Concentration risk percentage (in %)	11.30%	12.60%
Vendor concentration risk | Total accounts payable | Vendor four
Risks and Concentration
Concentration risk percentage (in %)		12.10%